Expense Example, No Redemption	Dec. 30, 2025 USD ($)
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 158
Expense Example, No Redemption, 3 Years	490
Expense Example, No Redemption, 5 Years	845
Expense Example, No Redemption, 10 Years	1,638
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio | Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	162
Expense Example, No Redemption, 3 Years	502
Expense Example, No Redemption, 5 Years	866
Expense Example, No Redemption, 10 Years	1,404
American Funds Growth Portfolio | American Funds Growth Portfolio | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	150
Expense Example, No Redemption, 3 Years	465
Expense Example, No Redemption, 5 Years	803
Expense Example, No Redemption, 10 Years	1,551
American Funds Growth Portfolio | American Funds Growth Portfolio | Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	154
Expense Example, No Redemption, 3 Years	477
Expense Example, No Redemption, 5 Years	824
Expense Example, No Redemption, 10 Years	1,319
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	142
Expense Example, No Redemption, 3 Years	440
Expense Example, No Redemption, 5 Years	761
Expense Example, No Redemption, 10 Years	1,466
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio | Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	147
Expense Example, No Redemption, 3 Years	456
Expense Example, No Redemption, 5 Years	787
Expense Example, No Redemption, 10 Years	1,238
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	142
Expense Example, No Redemption, 3 Years	440
Expense Example, No Redemption, 5 Years	761
Expense Example, No Redemption, 10 Years	1,466
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio | Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	147
Expense Example, No Redemption, 3 Years	456
Expense Example, No Redemption, 5 Years	787
Expense Example, No Redemption, 10 Years	1,238
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	137
Expense Example, No Redemption, 3 Years	428
Expense Example, No Redemption, 5 Years	739
Expense Example, No Redemption, 10 Years	1,423
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio | Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	443
Expense Example, No Redemption, 5 Years	766
Expense Example, No Redemption, 10 Years	1,185
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	138
Expense Example, No Redemption, 3 Years	431
Expense Example, No Redemption, 5 Years	745
Expense Example, No Redemption, 10 Years	1,443
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class ABLE-A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	138
Expense Example, No Redemption, 3 Years	431
Expense Example, No Redemption, 5 Years	745
Expense Example, No Redemption, 10 Years	1,443
American Funds Preservation Portfolio | American Funds Preservation Portfolio | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	443
Expense Example, No Redemption, 5 Years	766
Expense Example, No Redemption, 10 Years	1,185
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	132
Expense Example, No Redemption, 3 Years	412
Expense Example, No Redemption, 5 Years	713
Expense Example, No Redemption, 10 Years	$ 1,372